Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information
Note 19 - Segmented Information
The Company’s business is organized into one single operating segment, consisting of acquiring, managing and generating royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.
Geographic revenues from royalties, option and other property income, and interest income is determined by the location of the operations giving rise to the revenue.
For the year ended December 31, 2023, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$285	$3,509	$16,493	$-	$20,287
Option and other property income	678	2,794	-	1,313	4,785
Interest income	2	112	-	1,435	1,549
Total	$965	$6,415	$16,493	$2,748	$26,621
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6)
For the year ended December 31, 2022, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$317	$2,388	$3,985	$223	$6,913
Option and other property income	1,082	4,339	4,000	170	9,591
Interest income	14	-	2	1,757	1,773
Total	$1,413	$6,727	$7,987	$2,150	$18,277
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6)
As at December 31, 2023, and 2022 the Company had royalty and other property interests, property and equipment and royalty revenue located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	South America	Other	Total
Royalty and other property interests
As at December 31, 2023	$524	$5,611	$30,041	$9,715	$2,208	$48,099
As at December 31, 2022	$515	$6,026	$34,676	$9,742	$2,466	$53,425
Property and equipment
As at December 31, 2023	$161	$605	$87	$-	$-	$853
As at December 31, 2022	$150	$1,019	$19	$-	$-	$1,188